Employee benefits and private pension plan (Tables)	12 Months Ended
Dec. 31, 2025
Employee benefits and private pension plan
Post-employment benefits

The amounts related to such benefits are based on an annual valuation conducted by an independent actuary and reviewed by Management.

	12/31/2025	12/31/2024
Health and dental care plan (1)	184,105	177,958
Indemnification of FGTS	20,303	32,420
Seniority bonus	1,916	1,795
Life insurance (2)	9,292	10,703
Total	215,616	222,876
Current	19,067	24,098
Non-current	196,549	198,778

(1)	Applicable to Ipiranga and Iconic.
(2)	Applicable to Ipiranga, Ultragaz and Ultrapar.

Changes in provision for post-employment benefits

Changes in the present value of the post-employment benefit obligation occurred as follows:

	12/31/2025	12/31/2024	12/31/2023
Opening balance	222,876	264,823	215,556
Expense for the year	26,051	27,077	17,521
Update/change of estimate	(14,935)	(10,094)	-
Actuarial gains from changes in actuarial assumptions	(1,716)	(41,727)	52,099
Benefits paid directly by the Company and its subsidiaries	(16,660)	(17,203)	(20,353)
Closing balance	215,616	222,876	264,823

Post-employment benefit expense

The total expense for each year is presented below:

	12/31/2025	12/31/2024	12/31/2023
Health and dental care plan	19,713	20,420	11,182
Indemnification of FGTS	4,947	5,290	4,909
Seniority bonus	256	254	286
Life insurance	1,135	1,113	1,144
Total	26,051	27,077	17,521

Significant actuarial assumptions adopted

The main actuarial assumptions used are:

Economic factors	12/31/2025	12/31/2024
Discount rate for the actuarial obligation at present value - Indemnification of FGTS	11.74	11.97
Discount rate for the actuarial obligation at present value - Bonus	11.76	11.82
Average discount rate for the actuarial obligation at present value - Medical services	10.97	11.07
Discount rate for the actuarial obligation at present value - Life insurance	11.74	11.82
Average projected salary growth rate - FGTS indemnity	6.64	6.80
Average projected bonus growth rate	7.33	7.33
Inflation rate (long term)	3.50	3.50
Medical services growth rate	7.64	7.64

Sensitivity analysis
Assumption	Change in assumptions	Decrease in liability	Change in assumptions	Increase in liability
Discount rate	increase by 1.0 p.p.	13,544	decrease by 1.0 p.p.	15,463
Salary growth rate	decrease by 1.0 p.p.	252	increase by 1.0 p.p.	272
Medical services growth rate	decrease by 1.0 p.p.	14,150	increase by 1.0 p.p.	12,350